Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net (loss) income	$ (603,779)	$ 236,597	[1]
Adjustments for:
Unrealized foreign exchange (gain) loss	(88,538)	153,930
Exploration and evaluation	5,534	779
Depletion and depreciation	1,264,692	1,385,910
Impairment	148,000	0
Non-cash financing and accretion	170,886	62,270
Unrealized financial derivatives gain	(2,564)	(654)
Loss on dispositions	508,080	1,220
Costs of disposal	(26,383)	0
Deferred income tax expense	112,241	114,927
Asset retirement obligations settled	(20,318)	(28,793)
Change in non-cash working capital	18,111	(17,922)
Cash flows from operating activities	1,485,962	1,908,264
Financing activities
Decrease in credit facilities	(334,253)	(539,676)
Debt issuance costs	(2,997)	(25,023)
Payments on lease obligations	(13,272)	(15,510)
Net proceeds from issuance of long-term notes	0	780,936
Redemption of long-term notes	(1,879,806)	(580,913)
Repurchase of common shares	(29,420)	(222,200)
Dividends declared	(69,187)	(71,985)
Change in non-cash working capital	(1,620)	6,200
Cash flows used in financing activities	(2,330,555)	(668,171)
Investing activities
Additions to exploration and evaluation assets	(930)	0
Additions to oil and gas properties	(1,205,141)	(1,256,633)
Additions to other plant and equipment	(2,281)	(5,370)
Additions to assets held for sale	(38,117)	0
Advances received for assets held for sale	23,334	0
Property acquisitions	(32,018)	(52,415)
Proceeds from dispositions, net of cash disposed	3,018,427	46,495
Change in non-cash working capital	17,822	(11,375)
Cash flows from (used in) investing activities	1,781,096	(1,279,298)
Change in cash	936,503	(39,205)
Cash, beginning of year	16,610	55,815
Cash, end of year	953,113	16,610
Supplementary information
Interest paid	202,494	200,218
Income taxes paid	$ 22,094	$ 19,430

[1]	Comparative period has been revised to reflect current period presentation